Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended		12 Months Ended
	Oct. 11, 2005	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Core Deposit Premium	Jan. 31, 2007 Investors Bancorp, MHC
Schedule Of Accounting Policies [Line Items]
Percentage of common stock owned					100.00%
Initial public stock offering, date	October 11, 2005	October 11, 2005
Cash equivalents, reserve requirement		$ 44.1	$ 6.9
Loan delinquent, not received payment, period, days		30 days
Accrual of income on loans discontinued when interest or principal payments are in arrears, period, days		90 days
Loans impairment analysis to include minimum commercial real estate, multi-family and construction loans outstanding balance		1.0
Bank owned life insurance, carrying value consists of cash surrender value		144.9	110.8
Bank owned life insurance, carrying value consists of claims stabilization reserve		7.9	3.1
Carrying amount of goodwill		$ 77.6	$ 77.1
Core deposit premiums, amortized on an accelerated basis, years				10 years
Matching contribution percentage of the first 6% contributed by participants under 401 (k) plan		50.00%
Employee contribution percentage that company matches 50%		6.00%
Maximum repayment period funds borrowed by ESOP to purchase common stock, years		30 years